Document And Entity Information	Oct. 24, 2024
Document Information [Line Items]
Entity, Registrant Name	The First of Long Island Corporation
Document, Type	8-K
Document, Period End Date	Oct. 24, 2024
Entity, Incorporation, State or Country Code	NY
Entity, File Number	001-32964
Entity, Tax Identification Number	11-2672906
Entity, Address, Address Line One	275 Broadhollow Road
Entity, Address, City or Town	Melville
Entity, Address, State or Province	NY
Entity, Address, Postal Zip Code	11747
City Area Code	516
Local Phone Number	671-4900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.10 par value per share
Trading Symbol	FLIC
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000740663